IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT
Schedule of impairment losses

	Note	2017	2016	2015
Property and equipment	15	15	100	150
Intangible assets	16	—	14	—
Goodwill		51	78	95

Total impairment loss		66	192	245

Schedule of goodwill acquired through business combinations allocated to CGUs for impairment testing

Year ended December 31, 2017	2017	Impairment	Reclassification*	Translation adjustment	2016
Russia	2,434	—	—	122	2,312
Algeria	1,340	—	—	(53)	1,393
Pakistan	244	—	(237)	(16)	497
Kazakhstan	177	—	—	1	176
Kyrgyzstan	128	(17)	—	—	145
Uzbekistan	46	—	—	(68)	114
Armenia	25	(34)	—	—	59
Tajikistan	—	—	—	—	—
Others	—	—	—	—	—

Total	4,394	(51)	(237)	(14)	4,696

*        Reclassified to assets held-for-sale, see Note 5 for further information.

Year ended December 31, 2016	2016	Impairment	Acquisition	Translation adjustment	2015
Russia	2,312	—	—	388	1,924
Algeria	1,393	—	—	(42)	1,435
Pakistan	497	—	201	1	295
Kazakhstan	176	—	—	3	173
Kyrgyzstan	145	(49)	—	17	177
Uzbekistan	114	—	—	(17)	131
Armenia	59	—	—	—	59
Tajikistan	—	(21)	—	—	21
Others	—	(8)	—	—	8

Total	4,696	(78)	201	350	4,223

Schedule of total amount of the impairment loss allocated to the carrying amounts of assets

Impairment losses in 2017

	Armenia	Kyrgyzstan	Other	Total
Property and equipment	—	—	15	15
Goodwill	34	17	—	51

Total impairment loss	34	17	15	66

        Impairment losses in 2016 were allocated to current and non-current assets as follows:

	Georgia	Kyrgyzstan	Tajikistan	Other	Total
Property and equipment	16	—	54	30	100
Intangibles	13	—	1	—	14
Goodwill	—	49	21	8	78
Other assets*	—	—	12	—	12

Total impairment loss	29	49	88	38	204

*        Other assets include trade and other receivables and deferred tax assets. The impairments on these assets have been recognized on the income statement accounts relating to these assets, i.e. Selling, general and administrative expenses and Income tax expense.

Schedule of key assumptions and inputs used by the Company in determining the recoverable amount

Assumption	Description
Discount rate

Discount rates are initially determined in US$ based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.

The equity market risk premium used was 6.0% (2016: 5.5%, 2015: 5.5%). The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company ("Peer Group").

The debt risk premium is based on the median of Standard & Poor's long-term credit rating of the Peer Group.
The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five-year capital structure for each entity from the Peer Group.

The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as the applicable country risk premium.

Projected revenue growth rates	The revenue growth rates vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Projected average operating margin

The Company estimates operating margin based on Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget of the following year and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

Average capital expenditure as a percentage of revenue

Capital expenditure ("CAPEX") is defined as purchases of property and equipment and intangible assets other than goodwill. The cash flow forecasts for capital expenditure are based on past experience and amounts budgeted for the following year(s) and include the network roll-outs plans and license requirements.

Projected license and spectrum payments

The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	A long-term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

Schedule of key assumptions used in fair value less costs of disposal calculations

	Discount rate (functional currency)			Average annual revenue growth rate during forecast period			Terminal growth rate
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Russia	10.6%	9.7%	11.2%	1.9%	2.4%	2.4%	1.0%	1.0%	1.0%
Ukraine	17.1%	17.2%	18.2%	3.9%	3.6%	3.9%	2.0%	1.0%	3.0%
Algeria	10.7%	9.8%	11.4%	1.0%	(0.8)%	(0.9)%	3.0%	3.0%	4.0%
Pakistan	15.0%	14.3%	15.7%	5.0%	7.6%	4.8%	4.0%	4.0%	5.0%
Bangladesh	12.7%	11.9%	13.4%	5.0%	6.4%	6.5%	4.6%	4.7%	5.9%
Kazakhstan	10.8%	12.4%	12.3%	3.2%	4.4%	3.5%	2.4%	2.0%	3.0%
Kyrgyzstan	15.5%	14.5%	14.2%	(1.5)%	(1.8)%	2.4%	3.5%	2.5%	2.5%
Uzbekistan	15.3%	15.4%	18.4%	6.9%	1.7%	1.7%	6.5%	1.0%	2.0%
Armenia	13.0%	12.0%	12.9%	(1.0)%	(2.8)%	(0.7)%	3.0%	1.0%	2.0%
Georgia	11.0%	10.3%	12.6%	5.6%	6.4%	6.5%	1.0%	1.0%	3.0%
Tajikistan	n.a.	n.a.	13.5%	n.a.	n.a.	(4.2)%	n.a.	n.a.	2.0%

	Average operating margin			Average CAPEX as a percentage of revenue
	2017	2016	2015	2017	2016	2015
Russia	36.4%	38.6%	44.1%	15.7%	15.9%	16.5%
Ukraine	49.9%	44.9%	44.9%	15.6%	17.0%	19.1%
Algeria	46.2%	50.8%	48.7%	14.8%	15.8%	16.3%
Pakistan	43.6%	33.3%	39.2%	15.3%	14.3%	14.1%
Bangladesh	38.7%	44.9%	41.2%	14.3%	14.6%	15.8%
Kazakhstan	44.5%	43.6%	52.3%	17.9%	18.8%	20.3%
Kyrgyzstan	42.0%	43.9%	54.1%	16.4%	17.0%	12.3%
Uzbekistan	42.9%	58.2%	61.2%	14.1%	18.2%	16.3%
Armenia	29.7%	37.8%	35.5%	19.6%	14.1%	11.8%
Georgia	25.2%	25.7%	32.2%	23.3%	17.3%	16.4%
Tajikistan	n.a.	n.a.	42.4%	n.a.	n.a.	13.6%

Schedule of sensitivity to changes in assumptions

		Potential impairment if an assumption changes by 1.0pp
CGU	Headroom	Discount rate	Average growth rate	Average operating margin	Average CAPEX / revenue	Terminal growth rate
Bangladesh	82	(33)	—	—	—	(17)
Uzbekistan	15	(9)	(3)	—	(1)	(7)
Georgia	9	—	—	—	—	—